Earnings Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share of Common Stock
Computation of basic and diluted earnings per share

($ in millions except per share amounts)

For the year ended December 31:	2018	2017	2016
Weighted-average number of shares on which earnings per share calculations are based
Basic	912,048,072	932,828,295	955,422,530
Add — incremental shares under stock-based compensation plans	2,786,316	3,094,373	2,416,940
Add — incremental shares associated with contingently issuable shares	1,481,326	1,462,957	874,626

Assuming dilution	916,315,714	937,385,625	958,714,097

Income from continuing operations	$8,723	$5,758	$11,881
Income/(loss) from discontinued operations, net of tax	5	(5)	(9)

Net income on which basic earnings per share is calculated	$8,728	$5,753	$11,872

Income from continuing operations	$8,723	$5,758	$11,881
Net income applicable to contingently issuable shares	(6)	(2)	0
Income from continuing operations on which diluted earnings per share is calculated	$8,718	$5,756	$11,881
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	5	(5)	(9)

Net income on which diluted earnings per share is calculated	$8,722	$5,752	$11,872

Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$9.51	$6.14	$12.39
Discontinued operations	0.01	0.00	(0.01)

Total	$9.52	$6.14	$12.38

Basic
Continuing operations	$9.56	$6.17	$12.44
Discontinued operations	0.01	0.00	(0.01)

Total	$9.57	$6.17	$12.43